Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 96,065	¥ 85,091
Accumulated Amortization	55,256	52,249
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,493	30,409
Accumulated Amortization	21,906	21,696
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,818	19,185
Accumulated Amortization	14,170	15,310
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,473	25,726
Accumulated Amortization	12,214	9,053
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,281	9,771
Accumulated Amortization	¥ 6,966	¥ 6,190